REVENUE RECOGNITION - Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020
REVENUE RECOGNITION
Contract liabilities, current	$ 10,949	$ 9,608	$ 6,485
Revenue recognized from amounts included in contract liabilities	$ 4,991